CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTE

The balance of the Riu Wu Note as of September 30, 2021 and December 31, 2020 was $550,000 and $0, respectively.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of 9/30/2021
Scott Hoey	9/10/2020	9/10/2022	7,500	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	50,000	(25,822)	24,178
Jesus Galen	10/6/2020	10/6/2022	30,000	30,000	(14,753)	15,247
Darren Huynh	10/6/2020	10/6/2022	50,000	50,000	(24,589)	25,411
Wayne Wong	10/6/2020	10/6/2022	25,000	25,000	(12,295)	12,705
Matt Singer	1/3/2021	1/3/2023	13,000	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	217,024	(150,430)	66,594
GS Capital #1	1/25/2021	1/25/2022	288,889	288,889	(288,889)	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,540,000	(1,029,479)	510,521
GS Capital #2	2/16/2021	2/16/2022	577,778	577,778	(414,854)	162,924
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	1,000,000	(891,073)	108,927
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	(313,425)	264,353
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	(274,247)	275,753
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	(512,329)	587,671
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	(278,767)	271,233
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	(179,315)	370,685
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	(15,822)	149,178
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	(52,740)	497,260
Total					Total	3,342,640
					Remaining note principal balance	7,014,073
					Total convertible promissory notes, net	$3,671,433

Convertible Promissory Note Holder	Start Date	End Date	Debt Discounts As of Issuance	Amortization	Debt Discounts As of 12/31/20
Scott Hoey	9/10/2020	9/10/2022	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	(7,123)	42,877
Jesus Galen	10/6/2020	10/6/2022	30,000	(3,534)	26,466
Darren Huynh	10/6/2020	10/6/2022	50,000	(5,890)	44,110
Wayne Wong	10/6/2020	10/6/2022	25,000	(2,946)	22,054
Total				Total	135,507
				Add: Note principal	155,000
				Total convertible promissory notes, net	19,493

Future maturities of convertible notes payable at December 31, 2020 are as follows:

SCHEDULE OF FUTURE MATURITIES OF CONVERTIBLE NOTES PAYABLE	Future payments of principal of convertible notes payable at September 30, 2021 are as follows:
Years ending December 31,
2021	$-
2022	7,014,073
2023	–
2024	–
2025	-
Thereafter	–
Total	$7,014,073

Years ending December 31,
2021	$-
2022	155,000
2023	–
2024	–
2025	-
Thereafter	–
$155,000